Stockholders' Deficiency (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Share Based Payment Award Stock Warrants Valuation Assumptions

In applying the Black-Scholes option pricing model to warrants granted or issued, the Company used the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Risk free interest rate	1.84% - 2.37%	2.83%	1.84% - 2.62%	1.92% - 2.83%
Contractual term (years)	1.00 - 5.00	5.00	1.00 - 5.00	1.98 - 5.00
Expected volatility	136% - 139%	136%	136% - 150%	128% - 136%
Expected dividends	0.00%	0.00%	0.00%	0.00%

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	1.92% - 2.91%	1.74% - 2.07%
Contractual term (years)	1.98 - 5.00	2.00 - 5.00
Expected volatility	128% - 141%	120% - 132%
Expected dividends	0.00%	0.00%

Schedule of Warrant Activity

A summary of the warrant activity during the six months ended June 30, 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, January 1, 2019	3,483,403	$3.63
Issued	2,456,111	0.78
Expired	(86,562)	5.15
Outstanding, June 30, 2019	5,852,952	$2.41	2.3	$-

Exercisable, June 30, 2019	5,852,952	$2.41	2.3	$-

A summary of the warrant activity during the year ended December 31, 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2017	3,435,134	$4.47
Issued	266,521	3.31
Exercised	(207,084)	2.00
Expired	(11,168)	42.72
Outstanding, December 31, 2018	3,483,403	$3.63	2.1	$-

Exercisable, December 31, 2018	3,483,403	$3.63	2.1	$-

Schedule of Stock Warrant

The following table presents information related to stock warrants at June 30, 2019:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.56 - $0.99	2,456,111	3.0	2,456,111
$1.00 - $1.99	844,444	0.5	844,444
$2.00 - $2.99	75,000	4.3	75,000
$3.00 - $3.99	70,000	4.0	70,000
$4.00 - $4.99	2,102,135	2.0	2,102,135
$5.00 - $5.99	195,989	2.0	195,989
$6.00 - $7.99	40,000	1.1	40,000
$8.00 - $9.99	2,500	0.4	2,500
$10.00 - $15.00	66,773	0.6	66,773
	5,852,952	2.3	5,852,952

The following table presents information related to stock warrants at December 31, 2018:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$1.50 - $1.99	844,444	1.0	844,444
$2.00 - $2.99	75,000	4.8	75,000
$3.00 - $3.99	70,000	4.5	70,000
$4.00 - $4.99	2,179,635	2.4	2,179,635
$5.00 - $5.99	195,989	2.5	195,989
$6.00 - $7.99	40,000	1.6	40,000
$8.00 - $9.99	2,500	0.9	2,500
$10.00 - $14.99	40,400	1.2	40,400
$15.00 - $19.99	35,435	0.7	35,435
	3,483,403	2.1	3,483,403

Schedule of Share Based Payment Award Stock Option Granted Assumptions

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	2.44% - 3.15%	1.77% - 1.88%
Expected term (years)	5.00 - 10.00	5.50 - 6.00
Expected volatility	129% - 141%	120% - 130%
Expected dividends	0.00%	0.00%

Schedule of Stock Option Activity

A summary of the option activity during the year ended December 31, 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2017	3,122,202	$4.25
Granted	2,180,000	1.81
Forfeited	(598,417)	3.50
Outstanding, December 31, 2018	4,703,785	$3.21	8.0	$-

Exercisable, December 31, 2018	2,952,460	$4.03	7.1	$-

Schedule of Stock Option by Exercise Price

The following table presents information related to stock options at June 30, 2019:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.75 - $0.99	4,623,367	6.9	3,167,037
$1.00 - $5.99	43,668	0.8	43,668
$6.00 - $19.99	37,500	4.5	37,500
$20.00 - $30.00	35,000	2.7	35,000
	4,739,535	6.8	3,283,205

The following table presents information related to stock options at December 31, 2018:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.00 - $1.99	1,670,000	9.6	391,667
$2.00 - $2.99	187,834	8.2	64,503
$3.00 - $3.99	1,615,334	7.9	1,268,673
$4.00 - $4.99	1,153,117	5.5	1,150,117
$5.00 - $5.99	5,000	5.5	5,000
$6.00 - $19.99	37,500	5.0	37,500
$20.00 - $30.00	35,000	3.2	35,000
	4,703,785	7.1	2,952,460

Schedule of Stock Option Expense

The following table presents information related to stock option expense:

						Weighted
						Average
						Remaining
	For the Three Months Ended		For the Six Months Ended		Unrecognized at	Amortization
	June 30,		June 30,		June 30,	Period
	2019	2018	2019	2018	2019	(Years)
Consulting	$175,567	$241,590	$471,649	$505,817	$181,413	1.3
Research and development	96,138	68,593	245,932	144,438	398,589	1.8
General and administrative	171,099	517,004	454,901	1,011,552	633,859	1.4
	$442,804	$827,187	$1,172,482	$1,661,807	$1,213,861	1.5

The following table presents information related to stock option expense:

				Weighted
				Average
				Remaining
	For the Years Ended		Unrecognized at	Amortization
	December 31,		December 31,	Period
	2018	2017	2018	(Years)
Consulting	$965,916	$1,558,392	$502,144	0.6
Research and development	340,471	481,041	551,073	1.5
General and administrative	902,542	1,373,459	963,729	1.0
	$2,208,929	$3,412,892	$2,016,946	1.0